Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Right-of-use assets total	$ 70	$ 112
Operating leases	139
Lease liabilities current	123
Lease liabilities long term	16	$ 16
Lease expense	$ 42